CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 6,888,009	$ 16,274
Cryptocurrencies	184,320	2,084,330
Other receivables	511,649	118,212
Prepayments	85,333	343,597
Security deposit	514,692	660,552
Loan receivable	950,000
GST tax receivable		349,960
Total current assets	9,134,003	3,572,925
OTHER ASSETS
Plant and equipment, net	1,941,680	7,373,205
Long-term investment	2,389,698	2,389,698
Total other assets	4,331,378	9,762,903
Total assets	13,465,381	13,335,828
CURRENT LIABILITIES
Loans from a third party		819,000
Convertible debenture, net	1,393,579	770,467
Accounts payable		667,912
Other payables and accrued liabilities	240,345	331,046
Total current liabilities	1,633,924	2,588,425
OTHER LIABILITIES
Convertible debenture, net	2,877,937	486,332
Total other liabilities	2,877,937	486,332
Total liabilities	4,511,861	3,074,757
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.3 par value, 10,000,000 shares authorized, 5,587,864 and 3,381,092 shares issued and outstanding as of December 31, 2023 and June 30, 2023, respectively	1,676,359	1,014,328
Additional paid-in capital	78,535,095	73,446,519
Accumulated deficit	(71,257,934)	(64,199,776)
Total Bit Origin Limited shareholders' equity	8,953,520	10,261,071
Total equity	8,953,520	10,261,071
Total liabilities and shareholders' equity	$ 13,465,381	$ 13,335,828